UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208

                          Oppenheimer Select Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                   Date of reporting period: JANUARY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.2%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.7%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
McDonald's Corp.                                                               5,300        $   171,667
-----------------------------------------------------------------------------------------------------------
MEDIA--7.8%
Liberty Media Corp., Cl. A 1                                                  65,300            681,732
-----------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                                88,090            860,639
                                                                                            ---------------
                                                                                              1,542,371
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Blockbuster, Inc., Cl. B                                                      21,700            189,658

CONSUMER STAPLES--5.0%
-----------------------------------------------------------------------------------------------------------
TOBACCO--5.0%
Altria Group, Inc.                                                            15,300            976,599

ENERGY--9.7%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Halliburton Co.                                                                4,800            197,424
-----------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                    9,400            219,866
                                                                                            ---------------
                                                                                                417,290
-----------------------------------------------------------------------------------------------------------
OIL & GAS--7.6%
BP plc, ADR                                                                   15,400            918,148
-----------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                         6,700            147,065
-----------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                            1,500            112,560
-----------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                          1,700            210,800
-----------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                    2,500            101,625
                                                                                            ---------------
                                                                                              1,490,198
FINANCIALS--25.6%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.0%
Bank of America Corp.                                                         13,464            624,326
-----------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                              9,100            557,830
                                                                                            ---------------
                                                                                              1,182,156
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--11.2%
Citigroup, Inc.                                                               18,800            922,140
-----------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                       7,500            508,950
-----------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                                  18,000            178,380
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                 6,500            592,735
                                                                                            ---------------
                                                                                              2,202,205
-----------------------------------------------------------------------------------------------------------
INSURANCE--6.1%
Aspen Insurance Holdings Ltd.                                                  3,500             90,335
-----------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                          9,800            172,480
-----------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                8,100            214,893
-----------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                       7,500             98,025
-----------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                            7,000            206,710
-----------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                     7,900            425,889
                                                                                            ---------------
                                                                                              1,208,332
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.3%
Countrywide Financial Corp.                                                    5,300            196,100
-----------------------------------------------------------------------------------------------------------
Freddie Mac                                                                    3,800            248,102
                                                                                            ---------------
                                                                                                444,202

1     |     Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--4.5%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
MedImmune, Inc. 1                                                              6,600        $   156,123
-----------------------------------------------------------------------------------------------------------
Wyeth                                                                          9,300            368,559
                                                                                            ---------------
                                                                                                524,682
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Manor Care, Inc.                                                               5,800            200,390
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Watson Pharmaceuticals, Inc. 1                                                 5,600            167,048

INDUSTRIALS--20.4%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--10.0%
Empresa Brasileira de Aeronautica SA, ADR                                      9,500            302,575
-----------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                 21,100            759,178
-----------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                      27,900            283,464
-----------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                  16,700            624,580
                                                                                            ---------------
                                                                                              1,969,797
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.1%
Jacuzzi Brands, Inc. 1                                                        22,000            222,200
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.0%
Cendant Corp.                                                                 33,400            786,570
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.3%
General Electric Co.                                                          17,800            643,114
-----------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                       10,900            393,926
                                                                                            ---------------
                                                                                              1,037,040

INFORMATION TECHNOLOGY--11.1%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.0%
International Business Machines Corp.                                          4,200            392,364
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.0%
CSG Systems International, Inc. 1                                             10,400            188,448
-----------------------------------------------------------------------------------------------------------
SOFTWARE--8.1%
Business Objects SA, Sponsored ADR 1                                           7,500            182,925
-----------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                             31,600            218,040
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                7,400            194,472
-----------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                27,700            159,829
-----------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                              21,500            365,500
-----------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                         13,700            482,925
                                                                                            ---------------
                                                                                              1,603,691

MATERIALS--2.9%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Praxair, Inc.                                                                  4,700            202,805
-----------------------------------------------------------------------------------------------------------
METALS & MINING--1.9%
Alcan, Inc.                                                                    1,700             67,609
-----------------------------------------------------------------------------------------------------------
Inco Ltd. 1                                                                    6,000            197,460
-----------------------------------------------------------------------------------------------------------
Novelis, Inc. 1                                                                  340              7,619
-----------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                             1,000             96,300
                                                                                            ---------------
                                                                                                368,988

2     |     Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
IDT Corp., Cl. B 1                                                            24,600        $   360,144
-----------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                   6,800            242,012
                                                                                            ---------------
                                                                                                602,156

UTILITIES--6.2%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.4%
AES Corp. (The) 1                                                             35,600            500,180
-----------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                            18,300            192,699
-----------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                             5,300            185,500
-----------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                        14,400            179,280
                                                                                            ---------------
                                                                                              1,057,659
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Sempra Energy                                                                  4,600            171,212
                                                                                            ---------------
Total Common Stocks (Cost $16,921,788)                                                       19,319,728

                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.0%
Undivided interest of 0.02% in joint repurchase agreement
(Principal Amount/Value $1,603,710,000, with a maturity value of
$1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $381,026 on 2/1/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
$1,637,129,989  (Cost $381,000)                                             $381,000            381,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $17,302,788)                                 100.2%        19,700,728
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.2)           (36,797)
                                                                            -------------------------------
Net Assets                                                                     100.0%       $19,663,931
                                                                            ===============================

Footnote to Statement of Investments

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $17,313,230
                                              ============

Gross unrealized appreciation                 $ 2,600,848
Gross unrealized depreciation                    (213,350)
                                              ------------
Net unrealized appreciation                   $ 2,387,498
                                              ============

3     |     Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4     |     Oppenheimer Select Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005